Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
TAXES

NOTE 18 – TAXES

a. VAT

The Company is subject to VAT and related surcharges in China for sales of graphite anode materials and providing member services and other in-depth services. The applicable VAT rate for material sales is 13%. The applicable service VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of sales and services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our Ordinary Shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our Ordinary Shares, as the case may be, nor will gains derived from the disposal of our Ordinary Shares be subject to Cayman Islands income or corporation tax.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2023, 2022 and 2021, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law.

For qualified small and low-profit enterprises, from January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to a preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to a preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to a preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to a preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2021, 2022 and 2023, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of the income tax (benefit) provision are as follows:

	For the years ended December 31,
	2023	2022	2021
Current
China	$228	$1,560	$-
Deferred
China	(454)	807,410	(236,581)
Total	$(226)	$808,970	$(236,581)

Loss before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2023	2022	2021

PRC	$(26,296,232)	$(16,323,667)	$(6,034,466)
Others	(6,624,718)	(5,991,765)	(2,916,447)
Loss before income taxes	$(32,920,950)	$(22,315,432)	$(8,950,913)

Reconciliation between the provision (benefit) for income taxes computed by applying the PRC EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2023	2022	2021
Loss before income taxes	$(32,920,950)	$(22,315,432)	(8,950,913)
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(8,230,238)	$(5,578,858)	(2,237,728)
Reconciling items:
Effect of tax holiday and preferential tax rate	(338)	1,274,465	169,657
Effect of changes in tax rate	(1,194,103)	-	-
Effect of tax rates in foreign jurisdictions	1,117,727	1,497,723	728,965
Effect of non-deductible share-based compensation		536,450	682,492
Effect of true up on net operating loss in the tax returns	687,460	-	-
Effect of non-deductible expense	6,277	13,917	4,403
Super deduction of qualified R&D expenditures	-	-	(107,975)
Changes in valuation allowance	7,076,539	2,919,231	1,206,097
Income tax (benefit) expense	$(226)	$808,970	(236,581)
Effective tax rate	0.00%	(3.63)%	2.64%

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2022
Deferred tax assets
Net operating loss carry forwards	$4,981,536	$1,934,559
Provision for doubtful debts	2,039,292	1,439,947
Finance lease liabilities	1,226,495	-
Impairment of inventory	2,446,724	398,578
Impairment of intangible assets	803,418	-
Impairment of long-term investment	599,928	163,420
Deferred tax assets, gross	12,097,393	3,936,504
Less: valuation allowance	(10,605,326)	(3,936,504)
Total deferred tax assets, net	$1,492,067	$-

Deferred tax liabilities
Finance lease right-of-use assets	$1,492,067	$-
Assets acquired in the asset acquisition	$195,327	199,583
Total deferred tax liabilities	$1,687,394	$199,583
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$195,327	$199,583

The movement of valuation allowance is as follows:

	As of December 31,
	2023	2022	2021
Balance at beginning of the year	$3,936,504	$1,218,319	$-
Current year addition	7,076,539	2,919,231	1,206,097
Foreign currency translation adjustments	(407,717)	(201,046)	12,222
Balance at end of the year	$10,605,326	$3,936,504	$1,218,319

For entities incorporated in Mainland China, net operating loss can be carried forward for five years, while the net operating loss of HNTEs can be carried forward for ten years. As of December 31, 2023, the Company had net operating loss carrying forwards of $19,917,412 from the Company’s PRC subsidiaries, which will expire by in calendar years 2024 through 2033, if not utilized. The graphite anode business was in a competitive environment for the year ended December 31, 2023. In the meantime, peer-to-peer knowledge sharing and enterprise business continued to shrink in 2023. Considering the factors in graphite anode business and peer-to-peer knowledge sharing and enterprise business, management believed that there was substantial doubt on realization of the benefits from these losses as they were not able to estimate if the business would start to make profits in the near future. In making as of such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. Therefore, the Company believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of December 31, 2023 and 2022. Accordingly, as of December 31, 2023 and 2022, a $10,605,326 and $3,936,504 valuation allowance has been established respectively. The following is a schedule of expiration of carry forward operating loss as of December 31, 2023:

For the years ending December 31,
2024	$629,461
2025	307,521
2026	50,384
2027	2,217,853
2028	12,486,235
2029	-
2030	-
2031	-
2032	2,738,449
2033	1,487,509
Total	$19,917,412

As of December 31, 2023, the Company had net operating loss carrying forwards of $13,228 from the Company’s Hong Kong subsidiaries, which will be carried forward indefinitely to offset future profits of the Company’s Hong Kong subsidiaries.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023, 2022 and 2021, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023, 2022 and 2021, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses.

For the Company’s operating subsidiaries, as of December 31, 2023, the tax years ended December 31, 2018, through December 31, 2022 remain open for statutory examination by PRC tax authorities.